Fair Value Measurements: Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Tables)	3 Months Ended
Jun. 30, 2014
Tables/Schedules
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

	Convertible Notes	Derivative Liability	Total
Balance at Fair Value, March 31, 2013	$227,521	$260,311	$487,832
Realized and unrealized gains (losses);	(65,235)	(78,385)	(143,720)
Included in other income (expense)	756,719	(197,671)	559,048
Purchases, issuances, and settlements	14,743	15,745	30,488
Balance, March 31, 2014	$933,748	$-	$933,748